BORROWINGS AND FINANCING	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BORROWINGS AND FINANCING

13.	BORROWINGS AND FINANCING

The balances of borrowings and financing that are recorded at amortized cost are as follows:

				Consolidated
	Current Liabilities		Non-current Liabilities
	12/31/2024	12/31/2023	12/31/2024	12/31/2023

Foreign Debt
Floating Rates in USD
Prepayment	2,331,452	548,230	7,585,516	6,576,696
Fixed Rates in USD
Bonds (USA), Facility, CCE and ACC	2,804,036	2,079,972	24,162,280	17,815,926
Fixed interest in EUR
Facility	657,980	327,873	305,556	114,227
	5,793,468	2,956,075	32,053,352	24,506,849

Debt agreements in BRL
Floating Rate Securities
BNDES/FINAME/FINEP, debentures, NCE and CCB	3,109,090	4,745,721	16,602,668	13,265,267
	3,109,090	4,745,721	16,602,668	13,265,267
Total Borrowings and Financing	8,902,558	7,701,796	48,656,020	37,772,116
Transaction Costs and Issue Premiums	(80,879)	(88,429)	(563,078)	(526,408)
Total Borrowings and Financing + Transaction cost	8,821,679	7,613,367	48,092,942	37,245,708

13.a)	Changes in borrowings and financing

The following table shows the reconciliation of the book value at the beginning and end of the year:

			Consolidated
	Ref.	12/31/2024	12/31/2023
Opening balance		44,859,075	40,918,742
New debts		10,180,554	15,753,501
Repayment		(6,927,383)	(9,892,344)
Payments of charges		(4,052,226)	(3,428,721)
Accrued charges	28	4,230,413	3,664,313
Others (1)		8,624,188	(2,156,416)
Closing balance		56,914,621	44,859,075
(1)	Including unrealized exchange and monetary variations and funding cost.

In 2024, the Company entered into new debt agreements and amortized borrowings and financing as shown below:

				Consolidated
				12/31/2024
Nature	New debts	Maturities	Repayment	Interest payment
Pre-Payment	1,368,163	2027	(910,098)	(601,576)
Bonds, ACC, CCE and Facility	5,764,390	2024 to 2027	(3,895,219)	(1,545,960)
BNDES/FINAME/FINEP, debentures, NCE, Facility and CCB	3,048,001	2024 to 2029	(2,122,066)	(1,904,690)
	10,180,554		(6,927,383)	(4,052,226)

13.b)	Maturities of debts presented in current and non-current liabilities

			Consolidated
			12/31/2024
	In foreign currency	In national currency - R$	Total
Average rate	In Dollar 6.63% In Euro 4.13%	In Real - 14.17%
2025	5,793,468	3,109,090	8,902,558
2026	3,743,647	2,451,482	6,195,129
2027	3,092,488	3,960,658	7,053,146
2028	9,587,952	2,129,007	11,716,959
2029	661,132	1,088,655	1,749,787
2030 to 2032	14,522,803	4,087,733	18,610,536
After 2032	445,330	2,885,133	3,330,463
	37,846,820	19,711,758	57,558,578

•      Covenants

The Company's debt contracts provide for compliance with certain non-financial obligations, as well as maintenance of specific performance parameters and indicators, such as the disclosure of audited financial statements according to regulatory deadlines or having early maturity declared if the net debt to EBITDA indicator reaches the levels specified in these contracts.

As of December 31, 2024, the Company is compliant with the financial and non-financial obligations (covenants) of its current contracts.

Accounting Policy

Loans and borrowings are initially recognized at fair value, net of transaction cost and subsequently measured at amortized cost and restated using effective interest methods and charges. Interest, commissions, and any financial charges are recorded on an accrual basis, that is, in accordance with the time elapsed.